Investment Strategy - Optimum Fund Trust Classes A, C, Institutional	Mar. 31, 2026
Optimum Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, if any, in equity securities of large market capitalization, growth-oriented companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of the Fund’s 80% policy, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index. As of June 30, 2026, the Russell 1000® Growth Index had a market capitalization range between approximately $3.5 billion and $4.8 trillion. The market capitalization range for this Index will change on a periodic basis.  For purposes of the Fund’s 80% policy, growth-oriented companies are those companies included in the Russell 1000® Growth Index or companies that exhibit characteristics similar to those companies included in the Russell 1000® Growth Index, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth.
The Fund intends to invest primarily in common stocks of US companies, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible to common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; derivatives, including futures and options; and fixed income securities, including those rated below investment grade. Any derivatives that provide exposure to the investment focus suggested by the Fund’s name, or to one or more market risk factors associated with the investment focus suggested by the Fund’s name, are counted (as applicable) toward compliance with the Fund’s 80% policy.
The Manager has selected American Century Investment Management, Inc. (American Century) and Los Angeles Capital Management  LLC (Los Angeles Capital) to serve as the Fund’s sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor’s share of the Fund’s assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor’s own investment style and strategy.
The portfolio managers of American Century look for stocks of larger-sized companies they believe will increase in value over time. The portfolio managers use a bottom-up approach to stock selection. This means that the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of their portion of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
Using a variety of analytical research tools, the portfolio managers of American Century track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the portfolio managers seek securities of companies whose earnings and revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the portfolio managers of American Century also consider companies demonstrating price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
In managing its portion of the Fund’s assets, Los Angeles Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of large cap equity securities and, through the use of statistical tools, estimates expected returns based on each security’s risk characteristics and the expected return to each characteristic in the current market environment. Security weights are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. Los Angeles Capital also employs monitoring tools and certain additional constraints to ensure compliance with guidelines and Fund regulations. The portfolio is  rebalanced periodically using the quantitative model. As economic conditions change and investor risk preferences evolve, Los Angeles Capital’s forecasts will change accordingly. Los Angeles Capital will ordinarily seek to almost fully invest its segment of the Fund’s portfolio.
In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is  nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index.For purposes of the Fund’s 80% policy, growth-oriented companies are those companies included in the Russell 1000® Growth Index or companies that exhibit characteristics similar to those companies included in the Russell 1000® Growth Index, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, if any, in equity securities of large market capitalization, growth-oriented companies (80% policy).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, if any, in equity securities of large market capitalization, growth-oriented companies (80% policy).
Optimum Small-Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization, growth-oriented companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of the Fund’s 80% policy, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. As of June 30, 2026, the Russell 2000® Growth Index had a market capitalization range between approximately $157.7 million and $13.8 billion, and the Russell Midcap® Growth Index had a market capitalization range between approximately $3.3 billion and $92.6 billion. The market capitalization ranges for these Indices will change on a periodic basis.  For purposes of the Fund’s 80% policy, growth-oriented companies are those companies included in either the Russell 2000® Growth Index or the Russell Midcap® Growth Index or companies that exhibit characteristics similar to those companies included in the Russell 2000® Growth Index or Russell Midcap® Growth Index, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth.
The Fund intends to invest primarily in common stocks of US companies, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; derivatives, including futures and options; and fixed income securities, including those rated below investment grade.  Any derivatives that provide exposure to the investment focus suggested by the Fund’s name, or to one or more market risk factors associated with the investment focus suggested by the Fund’s name, are counted (as applicable) toward compliance with the Fund’s 80% policy.
The Manager has selected Principal Global Investors,  LLC (Principal) and Peregrine Capital Management, LLC (Peregrine) to serve as the Fund’s sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor’s share of the Fund’s assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor’s own investment style and strategy.
In managing its portion of the Fund’s assets, Principal’s primary objective is to outperform the Russell 2500 Growth Index over a full market cycle. No assurances can be given that this objective will be achieved. Principal Equities SMID Growth team targets small- to mid-sized businesses using its “Fundamental Momentum & Positive Surprise” investment philosophy. The investment philosophy is based on the premise that companies producing better than expected results will have rising securities prices, while companies producing less than expected results will not. Through thorough analysis of company fundamentals in the context of the prevailing economic environment, Principal’s team of investment professionals selects companies that it believes meet its criteria of Fundamental Momentum & Positive Surprise. Companies whose stocks are experiencing positive or improving Fundamental Momentum & Positive Surprise are considered attractive for purchase, and companies falling short or in line with expectations are avoided or sold.
In managing its portion of the Fund’s assets, Peregrine’s investment process is designed to profit from identifying “Information Gaps,” when a stock’s underlying fundamentals are not reflected in the price of the stock. These Information Gaps exist frequently in small, rapidly growing companies, creating the potential for dramatic stock price appreciation. Accordingly, Peregrine focuses its research on companies experiencing high growth and significant fundamental change. Fundamental research is the most important aspect of Peregrine’s investment process. A key driver of the research process is one-on-one meetings with management teams. During these discussions, Peregrine assesses four key variables: the size of the growth opportunity; the company’s ability to manufacture, market, and sell its product or service; income statement and balance sheet quality and trends; and the credibility and capability of the management team. The process does not seek to identify companies that score top marks in all of these categories, rather the Peregrine investment team is focused on gaining a differentiated view of the company’s future earnings potential or underlying acquisition value versus the consensus view of investors — an Information Gap. Peregrine believes that the resulting portfolio is well-diversified and is structured to derive the majority of its returns through stock selection.
In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is  nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. For purposes of the Fund’s 80% policy, growth-oriented companies are those companies included in either the Russell 2000® Growth Index or the Russell Midcap® Growth Index or companies that exhibit characteristics similar to those companies included in the Russell 2000® Growth Index or Russell Midcap® Growth Index, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization, growth-oriented companies (80% policy).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization, growth-oriented companies (80% policy).
Optimum Small-Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization, value-oriented companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of the Fund’s 80% policy, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Value Index. As of June 30, 2026, the Russell 2000® Value Index had a market capitalization range between approximately $126.9 million and $13 billion, and the Russell Midcap® Value Index had a market capitalization range between approximately $2.4 billion and $90.4 billion. The market capitalization ranges for these indices will change on a periodic basis.  For purposes of the Fund’s 80% policy, value-oriented companies are those companies included in either the Russell 2000® Value Index or the Russell Midcap® Value Index or companies that exhibit characteristics similar to those companies included in the Russell 2000® Value Index or Russell Midcap® Value Index, including but not limited to relatively lower price-to-earnings ratios.
The Fund intends to invest primarily in common stocks of US companies, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; derivatives, including futures and options; and fixed income securities, including those rated below investment grade.  Any derivatives that provide exposure to the investment focus suggested by the Fund’s name, or to one or more market risk factors associated with the investment focus suggested by the Fund’s name, are counted (as applicable) toward compliance with the Fund’s 80% policy.
The Manager has selected  LSV Asset Management (LSV) and Wellington Management Company LLP (Wellington) to serve as the Fund’s sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor’s share of the Fund’s assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on its own investment style and strategy.
In managing its portion of the Fund’s assets,  LSV uses a quantitative investment model to make investment decisions for its sleeve of the Fund. LSV relies extensively on its quantitative investment model regarding the advisability of investing in a particular company. Any investment decisions are generally made based on whether a buy or sell signal is received from the proprietary quantitative investment model. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased, subject to overall risk controls.
In managing its portion of the Fund’s assets, Wellington seeks to provide long-term returns above the Russell 2500® Value Index over a market cycle. The approach seeks to add value through bottom-up, fundamentally-driven security selection and employs a contrarian style of stock selection, favoring securities that appear to be misunderstood or undervalued in the marketplace. Portfolio holdings will represent the top investment ideas from Wellington’s  SMID Opportunistic Value investment approach.
In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is  nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Value Index. For purposes of the Fund’s 80% policy, value-oriented companies are those companies included in either the Russell 2000® Value Index or the Russell Midcap® Value Index or companies that exhibit characteristics similar to those companies included in the Russell 2000® Value Index or Russell Midcap® Value Index, including but not limited to relatively lower price-to-earnings ratios.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization, value-oriented companies (80% policy).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization, value-oriented companies (80% policy).
Optimum International Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
The Fund invests primarily in non-US securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-US securities. The Fund considers non-US securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the US; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the US; (iii) that have 50% or more of their assets outside the US; (iv) that are linked to non-US dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the US. The Fund does not limit its investments to issuers within a specific market capitalization range.
The Fund intends to invest primarily in common stocks, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth and income, such as preferred stocks, rights and warrants, depositary receipts, participatory notes and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in derivatives, including futures and options; and fixed income securities, including those rated below investment grade.
The Manager has selected  Baillie Gifford Overseas Limited (Baillie Gifford) and Acadian Asset Management LLC (Acadian) to serve as the Fund’s sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor’s share of the Fund’s assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor’s own investment style and strategy.
In managing its portion of the Fund’s assets,  Baillie Gifford focuses on the following factors. The portfolio managers believe that investing for the long term is their greatest edge. Baillie Gifford’s research seeks to look 5-10 years ahead, and its average holding period is typically many times that of the general market. Baillie Gifford believes to outperform a portfolio manager has to be different than other managers and choose investments according to the strength of the opportunity, irrespective of domicile or weighting in any index. Baillie Gifford believes this normally leads to a highly differentiated portfolio with a low overlap versus the benchmark. Baillie Gifford further believes that great growth companies are consistently underappreciated by equity markets. As such, Baillie Gifford focuses on attempting to identify businesses that can sustainably grow profits and cashflows faster than the market over meaningful time frames.
In managing its portion of the Fund’s assets, Acadian utilizes a disciplined quantitative strategy to actively invest in non-US developed and emerging markets equity strategies. All stocks in the non-US equity universe are evaluated across multiple quantitative factors. Acadian’s quantitative investment process builds portfolios from the bottom up, using proprietary valuation models that measure approximately 20 aggregate factors, focusing on those that have proven most effective in predicting stock returns. The result is a rating of all securities in the Acadian database in terms of each stock’s expected return. A portfolio optimization program is used to balance the expected return on the stocks with factors such as company, country, or industry weightings of the Fund’s benchmark index; desired level of risk; estimated transaction costs; available liquidity; and other requirements.
In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is  nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in non-US securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-US securities.
Optimum Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. The Fund focuses on a variety of fixed income securities, including securities issued or guaranteed by the US government or its agencies or instrumentalities, non-US government debt, corporate debt securities, taxable and tax-exempt municipal securities, mortgage-backed and asset-backed securities, and secured and unsecured loan assignments, loan participations and other loan instruments.
The Fund invests primarily in investment grade fixed income securities (that is, those rated BBB- or higher by Standard & Poor’s Financial Services  LLC (S&P), Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or, if unrated, those determined by the Manager or a sub-advisor to be of comparable quality).
The Fund may also invest in high yield securities (commonly known as junk bonds) rated lower than BBB- by S&P, lower than Baa3 by Moody’s, or similarly rated by another NRSRO, or, if unrated, determined by the Manager or the sub-advisor to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and US dollar-denominated securities of foreign issuers. The Fund may also invest in bank loans and other floating-rate securities, preferred stocks, and structured product securities. In keeping with the Fund’s investment objective, the Fund may also invest in derivatives, including futures and options, and credit default swaps. Any derivatives that provide exposure to the investment focus suggested by the Fund’s name, or to one or more market risk factors associated with the investment focus suggested by the Fund’s name, are counted (as applicable) toward compliance with the Fund’s 80% policy. The Fund may purchase individual securities of any maturity.
The Manager has selected Pacific Investment Management Company  LLC (PIMCO) to serve as the Fund’s sub-advisor. The sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager also is responsible for the day-to-day investment management of a portion of the Fund’s assets. The Manager may change the allocation between the Manager and sub-advisor at any time. The relative values of the Manager’s and sub-advisor’s share of the Fund’s assets also may change over time. The Manager and the sub-advisor each select investments for their respective portion of the Fund based on their own investment style and strategy as described below.
In managing its portion of the Fund’s assets, the Manager allocates investments principally among the following four sectors of the fixed income securities market: (1) the US investment grade sector; (2) the US high yield sector; (3) the international developed markets sector; and (4) the emerging markets sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors. Allocations of the Fund’s assets among these four sectors will vary over time and the Fund may not be invested in all of these sectors at all times.
The Manager has also appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for the Fund. NCRAM is responsible for the day-to-day investment management of the portion of the Fund allocated to the Manager that invests in high-yield, fixed income securities. The Manager may change this allocation at any time. NCRAM selects investments for its portion of the Fund based on NCRAM’s own investment style and strategy. In selecting high-yield, fixed income securities, NCRAM uses a “Strong Horse” investment philosophy where the goal is to find companies that can carry their debt loads through the economic cycle, generating strong, sustainable cash flows that enables them to de-lever their balance sheets and improve their ratings. NCRAM follows an investment decision making process that follows three basic steps: (1) idea generation where NCRAM seeks to identify trends in the market or situations where bond prices differ from fundamental risks; (2) credit research where NCRAM analyzes business risk, financial risk, bond deal structure, and sustainability risk; and (3) portfolio construction, where NCRAM considers the top-down attributes of the portfolios, especially the ratings, industry and duration posture, while choosing investments driven by bottom-up fundamental research.
In selecting securities when managing its portion of the Fund’s assets,  PIMCO’s investment process includes both top-down and bottom up decision-making. From the top-down, PIMCO develops its outlook for global bond markets over the secular (five years) and cyclical (6-12 months) horizon with a focus on monetary and fiscal policy, inflation and growth expectations. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO’s staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the US economy and the economies of other countries in the world, the financial markets and other factors.
PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.
In response to market, economic, political, or other conditions, the Manager or the sub-advisor may temporarily use a different investment strategy for defensive purposes. If the Manager or the sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is  nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy).
Optimum Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization, value-oriented companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of the Fund’s 80% policy, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index. As of June 30, 2026, the Russell 1000® Value Index had a market capitalization range between approximately $2.5 billion and $4.2 trillion. The market capitalization range for this index will change on a periodic basis. For purposes of the Fund’s 80% policy, value-oriented companies are those companies included in the Russell 1000® Value Index or companies that exhibit characteristics similar to those companies included in the Russell 1000® Value Index, including but not limited to relatively lower price-to-earnings ratios.
The Fund intends to invest primarily in common stocks of US companies, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including American Depositary Receipts (ADRs) and other depositary receipts and shares; derivatives, including futures and options; and fixed income securities, including those rated below investment grade.  Any derivatives that provide exposure to the investment focus suggested by the Fund’s name, or to one or more market risk factors associated with the investment focus suggested by the Fund’s name, are counted (as applicable) toward compliance with the Fund’s 80% policy.
The Manager has selected Massachusetts Financial Services Company (MFS) and Great Lakes Advisors, LLC (Great Lakes) to serve as the Fund’s sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor’s share of the Fund’s assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor’s own investment style and strategy.
MFS focuses on investing its portion of the Fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies).  MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline.  Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS normally invests the Fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the Fund’s assets in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.
In managing its portion of the Fund’s assets, Great Lakes believes that a bottom-up focused portfolio targeting stocks with attractive valuations and improving fundamentals, coupled with a disciplined use of risk controls, has the potential to deliver consistent  outperformance as well as protection in down markets with lower volatility than the benchmark. Great Lakes employs an integrated approach which balances quantitative analysis, fundamental research, and risk management guidelines to identify stocks within the broader market that align with this investment philosophy. Great Lakes will sell securities that no longer meet the investment criteria of its portfolio management team and will seek to replace them with stocks deemed to produce a portfolio with a better combination of risk and reward.
In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is  nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index.For purposes of the Fund’s 80% policy, value-oriented companies are those companies included in the Russell 1000® Value Index or companies that exhibit characteristics similar to those companies included in the Russell 1000® Value Index, including but not limited to relatively lower price-to-earnings ratios.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization, value-oriented companies (80% policy).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization, value-oriented companies (80% policy).